UNITED STATES
	             SECURITIES AND EXCHANGE COMMISSION
	"                         Washington, D.C. 20549"

	                                     FORM 13F
	                           FORM 13F COVER PAGE
	"Report for the Calendar Quarter Ended: December 31, 2005" Check here if Amendment []; Amendment number:

	This Amendment (check only one): [] is a restatement
	                                        [] adds new holdings entries

	Institutional Investment Manager Filing this Report:
	"Name: Dillon & Associates, Inc."
	Address: 2585 Spring Arbor Rd.
	               Suite 600
	"              Jackson, MI 49203"
	13F File Number: 028-06666

	The institutional investment manager filing this report and the person by
	whom it is signed hereby represent that the person signing the report is
	"authorized to submit it, that all information contained herein is true,"
	"correct and complete, and that it is understood that all required items, "
	"statements, schedules, lists, and tables are considered integral parts of "
	this submission.

	Person signing this report on behalf of reporting manager:

	Name:         Eric J. Grasse
	Title:           Portfolio Manager
	Phone:        517-796-7090
	"Signature, Place, and Date of Signing:"

	"Eric J. Grasse, Jackson, MI February 14, 2006"



	Report Type:
	[x]     13F Holdings Report
	[]       13F Notice
	[]       13F Combination Report
	List of Other Managers Reporting for this manager:

	                       FORM 13F SUMMARY PAGE
	Report Summary:
	Number of Other Included Managers:     0
	Form 13F Information Table Entry Total: 57
	"Form 13F Information Table Value Total:  $193,900"
	List of other included Managers:

			FORM 13F INFORMATION TABLE
				Value	Shares/	SH/	Put/	INVSTMT	Other		Voting Authority
	Name of Issuer	Title of Class	CUSIP	(x$1000)	PRN Amt	PRN	Call	DSCRETN	Managers	Sole	Shared	None
	Abbott Labs	com	002824100	"6,214"	"159,337"			other	0	"4,700"	0	"154,637"
	Alberto Culver	com	013068101	"2,244"	"48,794"			other	0	400	0	"48,394"
	American Int'l Group	com	026874107	"3,576"	"52,584"			other	0	100	0	"52,484"
	Amgen	com	031162100	"12,397"	"156,921"			other	0	"4,000"	0	"152,921"
	Analog Devices	com	032654105	"2,187"	"60,737"			other	0	"2,000"	0	"58,737"
	Anheuser-Busch	com	035229103	777	"18,065"			other	0	0	0	"18,065"
	Automatic Data Processing	com	053015103	"7,952"	"172,866"			other	0	"4,000"	0	"168,866"
	Bed Bath & Beyond Inc	com	075896100	"1,094"	"30,400"			other	0	600	0	"29,800"
	BP PLC ADS	com	055622104	"1,725"	"26,950"			other	0	100	0	"26,850"
	Citizens Banking Corp.	com	174420109	424	"15,149"			other	0	0	0	"15,149"
	Cintas	com	172908105	"4,079"	"99,496"			other	0	"2,600"	0	"96,896"
	Cisco Systems	com	17275R102	"6,756"	"397,424"			other	0	"11,700"	0	"385,724"
	Coca-Cola	com	191216100	880	"22,012"			other	0	0	0	"22,012"
	Colgate-Palmolive	com	194162103	"7,507"	"136,494"			other	0	"5,050"	0	"131,444"
	Comerica Inc.	com	200340107	279	"4,897"			other	0	0	0	"4,897"
	Dell Inc.	com	247025109	"2,658"	"88,600"			other	0	"1,800"	0	"86,800"
	Dentsply International Inc.	com	249030107	"1,305"	"24,175"			other	0	400	0	"23,775"
	eBay Inc.	com	278642103	226	"5,260"			other	0	0	0	"5,260"
	EMC Corp.	com	268648102	248	"17,691"			other	0	0	0	"17,691"
	Emerson Electric	com	291011104	465	"6,198"			other	0	0	0	"6,198"
	Exxon-Mobil	com	30231G102	693	"12,374"			other	0	0	0	"12,374"
	FedEx Corp.	com	31428x106	"1,481"	"14,380"			other	0	0	0	"14,380"
	First Data Corp.	com	319963104	"3,407"	"79,225"			other	0	"2,400"	0	"76,825"
	General Electric	com	369604103	"2,649"	"75,698"			other	0	800	0	"74,898"
	Harley Davidson	com	412822108	219	"4,300"			other	0	0	0	"4,300"
	Heinz H. J.	com	423074103	272	"8,000"			other	0	0	0	"8,000"
	Home Depot	com	437076102	"8,991"	"224,779"			other	0	"6,450"	0	"218,329"
	Independent Bank	com	453838104	622	"23,042"			other	0	0	0	"23,042"
	Investors Financial Services	com	461915100	"1,099"	"29,700"			other	0	600	0	"29,100"
	Johnson & Johnson	com	478160104	"11,658"	"194,294"			other	0	"4,950"	0	"189,344"
	"Lilly, Eli"	com	532457108	"1,172"	"20,560"			other	0	"1,375"	0	"19,185"
	Linear Technology	com	402590391	"6,486"	"180,176"			other	0	"4,750"	0	"175,426"
	Lowe's Cos.	com	548661107	"7,953"	"118,704"			other	0	"2,900"	0	"115,804"
	McDonald's Corp.	com	580135101	401	"11,800"			other	0	0	0	"11,800"
	MDU Resources Group Inc.	com	552690109	259	"7,863"			other	0	0	0	"7,863"
	Medtronic Inc.	com	585055106	"5,782"	"99,689"			other	0	"3,200"	0	"96,489"
	Merck	com	589331107	250	"7,820"			other	0	0	0	"7,820"
	Microsoft	com	594918104	"4,530"	"174,232"			other	0	"4,800"	0	"169,432"
	Paychex Inc.	com	704326107	"4,998"	"131,517"			other	0	"2,700"	0	"128,817"
	Pepisco	com	713448108	"8,051"	"136,462"			other	0	"3,825"	0	"132,637"
	Pfizer	com	717081103	"1,811"	"78,746"			other	0	"3,300"	0	"75,446"
	Procter & Gamble	com	742718109	"7,867"	"135,644"			other	0	"5,100"	0	"130,544"
	Qualcomm Inc.	com	747525103	"5,871"	"136,540"			other	0	"2,700"	0	"133,840"
	Regions Financial	com	758940100	466	"13,696"			other	0	617	0	"13,079"
	Schlumberger	com	806857108	356	"3,675"			other	0	200	0	"3,475"
	Staples Inc.	com	855030102	201	"8,724"			other	0	0	0	"8,724"
	Starbucks Corp.	com	855244109	634	"21,146"			other	0	600	0	"20,546"
	State Street Corp.	com	857473102	"6,816"	"123,935"			other	0	"3,700"	0	"120,235"
	Stryker Corp.	com	863667101	"11,618"	"264,056"			other	0	"6,150"	0	"257,906"
	Sysco  Corp.	com	871829107	"10,484"	"338,189"			other	0	"11,300"	0	"326,889"
	Target Corp.	com	87612E106	790	"14,355"			other	0	300	0	"14,055"
	Walgreen	com	931422109	"6,692"	"152,083"			other	0	"1,700"	0	"150,383"
	Wal-Mart Stores	com	931142103	"3,361"	"71,516"			other	0	"1,700"	0	"69,816"
	Wells Fargo	com	949746101	"1,183"	"18,775"			other	0	500	0	"18,275"
	"Wrigley, Wm."	com	982526105	564	"8,550"			other	0	0	0	"8,550"
	Wyeth	com	983024100	859	"18,674"			other	0	0	0	"18,674"
	Zimmer Holdings Inc.	com	98956P102	357	"5,330"			other	0	0	0	"5,330"